RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 701,686	$ 847,406
Asset Management and Reporting Fee	340,799	280,824
Partnership Management Fee net of Asset Management and Reporting Fee	360,887	566,582
Series Fifteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	100,089	135,318
Asset Management and Reporting Fee	39,633	53,352
Partnership Management Fee net of Asset Management and Reporting Fee	60,456	81,966
Series Sixteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	213,899	237,993
Asset Management and Reporting Fee	20,999	24,531
Partnership Management Fee net of Asset Management and Reporting Fee	192,900	213,462
Series Seventeen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	177,082	233,204
Asset Management and Reporting Fee	20,507	101,849
Partnership Management Fee net of Asset Management and Reporting Fee	156,575	131,355
Series Eighteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	158,493	173,049
Asset Management and Reporting Fee	90,910	89,702
Partnership Management Fee net of Asset Management and Reporting Fee	67,583	83,347
Series Nineteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	52,123	67,842
Asset Management and Reporting Fee	168,750	11,390
Partnership Management Fee net of Asset Management and Reporting Fee	$ (116,627)	$ 56,452